Convertible Loan - Schedule of liability and derivative component (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Principal payment	$ (1,500)	$ (2,260)
Beginning balance	120
Less: Current portion	(2,929)		$ (1,679)
Non-current portion	66		1,875
Ending balance	13		120
Convertible Loan [Member] | Liability Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,554	4,729	4,729
Principal payment	(1,500)		(3,000)
Interest payment	(254)		(587)
Accretion and interest	1,195		2,412
Ending balance	2,995		3,554
Less: Current portion	(2,929)
Non-current portion	66
Convertible Loan [Member] | Derivative Component [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	120	$ 482	482
Change in fair value of liability	(107)		(362)
Ending balance	$ 13		$ 120